Derivative financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Aggregate Notional Principal Amounts of Outstanding Derivative Financial Instruments with Related Balance Sheet Exposure

The following table presents the aggregate notional principal amounts of outstanding derivative financial instruments together with the related balance sheet exposure:

	Notional principal amounts (note a)		Balance sheet exposure asset (liability) (note b)
	As of December 31, 2017	As of March 31, 2018	As of December 31, 2017	As of March 31, 2018
Foreign exchange forward contracts denominated in:
United States Dollars (sell) Indian Rupees (buy)	$1,289,400	$1,376,800	$54,398	$30,002
United States Dollars (sell) Mexican Peso (buy)	9,000	9,000	(441)	417
United States Dollars (sell) Philippines Peso (buy)	76,650	66,300	69	(2,858)
Euro (sell) United States Dollars (buy)	170,542	153,516	(2,069)	(5,810)
Pound Sterling (buy) United States Dollars (sell)	24,041	22,150	253	479
Euro (sell) Romanian Leu (buy)	35,826	33,296	(892)	(448)
Japanese Yen (sell) Chinese Renminbi (buy)	60,768	54,781	1,918	491
Pound Sterling (sell) United States Dollars (buy)	80,871	67,532	(2,478)	(5,317)
Australian Dollars (sell) United States Dollars (buy)	136,092	114,932	(5,180)	(3,180)
Interest rate swaps (floating to fixed)	432,117	425,945	9,332	11,568
			54,910	25,344

(a)

Notional amounts are key elements of derivative financial instrument agreements but do not represent the amount exchanged by counterparties and do not measure the Company’s exposure to credit foreign exchange, interest rate or market risks. However, the amounts exchanged are based on the notional amounts and other provisions of the underlying derivative financial instrument agreements.

(b)	Balance sheet exposure is denominated in U.S. dollars and denotes the mark-to-market impact of the derivative financial instruments on the reporting date.

The following table presents the aggregate notional principal amounts of outstanding derivative financial instruments together with the related balance sheet exposure:

	Notional principal amounts (note a)		Balance sheet exposure asset (liability) (note b)
	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017
Foreign exchange forward contracts denominated in:
United States Dollars (sell) Indian Rupees (buy)	$1,108,400	$1,289,400	$6,669	$54,398
United States Dollars (sell) Mexican Peso (buy)	9,120	9,000	(187)	(441)
United States Dollars (sell) Philippines Peso (buy)	70,050	76,650	(1,036)	69
Euro (sell) United States Dollars (buy)	138,613	170,542	9,180	(2,069)
Pound Sterling (buy) United States Dollars (sell)	—	24,041	—	253
Euro (sell) Romanian Leu (buy)	29,805	35,826	(152)	(892)
Japanese Yen (sell) Chinese Renminbi (buy)	77,267	60,768	(742)	1,918
Pound Sterling (sell) United States Dollars (buy)	104,142	80,871	14,228	(2,478)
Australian Dollars (sell) United States Dollars (buy)	114,412	136,092	2,328	(5,180)
Interest rate swaps (floating to fixed)	456,810	432,117	7,746	9,332
			$38,034	$54,910

(a)

Notional amounts are key elements of derivative financial instrument agreements but do not represent the amount exchanged by counterparties and do not measure the Company’s exposure to credit, foreign exchange, interest rate or other market risks. However, the amounts exchanged are based on the notional amounts and other provisions of the underlying derivative financial instrument agreements.

(b)	Balance sheet exposure is denominated in U.S. dollars and denotes the mark-to-market impact of the derivative financial instruments on the reporting date.

Fair Values of Derivative Instruments and Location in Financial Statements

7. Derivative financial instruments (Continued)

The fair value of the Company’s derivative instruments and their location in the Company’s financial statements are summarized in the table below:

	Cash flow hedges		Non-designated
	As of December 31, 2017	As of March 31, 2018	As of December 31, 2017	As of March 31, 2018
Assets
Prepaid expenses and other current assets	$43,557	$32,750	$4,635	$973
Other assets	$24,906	$19,864	$—	$—
Liabilities
Accrued expenses and other current liabilities	$10,092	$13,326	$254	$1,986
Other liabilities	$7,842	$12,931	$—	$—

7. Derivative financial instruments (Continued)

The fair values of the Company’s derivative instruments and their location in the Company’s financial statements are summarized in the table below:

	Cash flow hedges		Non-designated
	As of December 31, 2016	As of December 31, 2017	As of December 31, 2016	As of December 31, 2017
Assets
Prepaid expenses and other current assets	$33,921	$43,557	$809	$4,635
Other assets	$20,657	$24,906	$—	$—
Liabilities
Accrued expenses and other current liabilities	$4,540	$10,092	$237	$254
Other liabilities	$12,576	$7,842	$—	$—

Cash Flow Hedges, Gains (Losses) Recorded as Component of Other Comprehensive Income (Loss) or Other Comprehensive Income

In connection with cash flow hedges, the gains (losses) recorded as a component of other comprehensive income (loss), or OCI, and the related tax effects are summarized below:

	Three months ended March 31,
	2017			2018
	Before-Tax amount	Tax (Expense) or Benefit	Net of tax Amount	Before-Tax amount	Tax (Expense) or Benefit	Net of tax Amount
Opening balance	$37,461	$(13,979)	$23,482	$50,529	$(14,436)	$36,093
Adoption of ASU 2018-02 (note 24)	—	—	—	—	2,265	2,265
Net gains (losses) reclassified into statement of income on completion of hedged transactions	9,295	(3,432)	5,863	8,279	(1,616)	6,663
Changes in fair value of effective portion of outstanding derivatives, net	39,508	(14,787)	24,721	(15,893)	3,625	(12,269)
Gain (loss) on cash flow hedging derivatives, net	30,213	(11,355)	18,858	(24,172)	5,240	(18,932)
Closing balance	$67,674	$(25,334)	$42,340	$26,357	$(6,931)	$19,426

In connection with cash flow hedges, the gains (losses) recorded as a component of other comprehensive income (loss), or OCI, and the related tax effects are summarized below:

	Year ended December 31,
	2015			2016			2017
	Before- Tax amount	Tax (Expense) or Benefit	Net of tax Amount	Before- Tax amount	Tax (Expense) or Benefit	Net of tax Amount	Before- Tax amount	Tax (Expense) or Benefit	Net of tax Amount
Opening balance	$(66,786)	$23,646	$(43,140)	$(30,090)	$9,830	$(20,260)	$37,461	$(13,979)	$23,482
Net gains (losses) reclassified into statement of income on completion of hedged transactions	(42,106)	15,346	(26,760)	(6,799)	409	(6,390)	54,494	(17,725)	36,769
Changes in fair value of effective portion of outstanding derivatives, net	(5,410)	1,530	(3,880)	60,752	(23,400)	37,352	67,562	(18,182)	49,380
Gain (loss) on cash flow hedging derivatives, net	36,696	(13,816)	22,880	67,551	(23,809)	43,742	13,068	(457)	12,611
Closing balance	$(30,090)	$9,830	$(20,260)	$37,461	$(13,979)	$23,482	$50,529	$(14,436)	$36,093

Gains (Losses) Recorded as Component of Other Comprehensive Income (Loss) or Other Comprehensive Income

7. Derivative financial instruments (Continued)

The gains or losses recognized in other comprehensive income (loss) and their effects on financial performance are summarized below:

				Amount of Gain (Loss)
	Amount of Gain (Loss)			reclassified from OCI into
	recognized in OCI on		Location of Gain (Loss)	Statement of Income
Derivatives in	Derivatives (Effective Portion)		reclassified	(Effective Portion)
Cash Flow	Three months ended		from OCI into	Three months ended
Hedging	March 31,		Statement of Income	March 31,
Relationships	2017	2018	(Effective Portion)	2017	2018
Forward foreign exchange contracts	$39,296	$(18,679)	Revenue	$3,760	$(1,474)
Interest rate swaps	212	2,786	Cost of revenue	4,570	7,270
			Selling, general and administrative expenses	1,248	1,934
			Interest expense	(283)	549
	$39,508	$(15,893)		$9,295	$8,279

Gain (loss) recognized in income on the ineffective portion of derivatives and the amount excluded from effectiveness testing is $0 for the three months ended March 31, 2017 and 2018, respectively.

Non-designated Hedges

		Amount of Gain (Loss) recognized in Statement of Income on Derivatives
		Three months ended March 31,
Derivatives not designated as hedging instruments	Location of Gain (Loss) recognized in Statement of Income on Derivatives	2017	2018
Forward foreign exchange contracts (Note a)	Foreign exchange gains (losses), net	$8,910	$(4,288)
		$8,910	$(4,288)

(a)

These forward foreign exchange contracts were entered into to hedge fluctuations in foreign exchange rates for recognized balance sheet items such as receivables and intercompany borrowings, and were not originally designated as hedges under FASB guidance on derivatives and hedging. Realized gains (losses) and changes in the fair value of these derivatives are recorded in foreign exchange gains (losses), net in the consolidated statements of income.

7. Derivative financial instruments (Continued)

The gains or losses recognized in other comprehensive income (loss) and their effects on financial performance are summarized below:

Derivatives in Cash Flow Hedging Relationships	Amount of Gain (loss) recognized in OCI on Derivatives (Effective Portion)			Location of Gain (loss) reclassified from OCI into Statement of Income (Effective Portion)	Amount of Gain (loss) reclassified from OCI into Statement of Income (Effective Portion)
	Year ended December 31,				Year ended December 31,
	2015	2016	2017		2015	2016	2017
Forward foreign exchange contracts	$(5,410)	$54,664	$66,037	Revenue	$13,667	$12,859	$5,858
Interest rate swaps	$—	$6,088	$1,525	Cost of revenue	$(44,634)	$(14,223)	$37,849
				Selling, general and administrative expenses	$(11,139)	$(3,765)	$10,849
				Interest expense	$—	$(1,670)	$(62)
	$(5,410)	$60,752	$67,562		$(42,106)	$(6,799)	$54,494

Gain (loss) recognized in income on the ineffective portion of derivatives and the amount excluded from effectiveness testing is $0 as of December 31, 2015, 2016 and 2017.

Non-designated Hedges

Derivatives not designated as hedging instruments	Location of Gain (Loss) recognized in Statement of Income on Derivatives	Amount of Gain (Loss) recognized in Statement of Income on Derivatives
		Year ended December 31,
		2015	2016	2017
Forward foreign exchange contracts (Note a)	Foreign exchange gains (losses), net	$6,566	$2,921	$16,696
		$6,566	$2,921	$16,696

(a)

These forward foreign exchange contracts were entered into to hedge fluctuations in foreign exchange rates for recognized balance sheet items, such as receivables and intercompany borrowings, and were not originally designated as hedges under FASB guidance on derivatives and hedging. Realized gains (losses) and changes in the fair value of these derivatives are recorded in foreign exchange gains (losses), net in the consolidated statements of income.